SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Parent	Dec. 31, 2012 Parent	Mar. 21, 2013 Parent	Mar. 21, 2013 Previously reported	Dec. 31, 2013 Anti-dilutive stock options and awards/units outstanding	Dec. 31, 2012 Anti-dilutive stock options and awards/units outstanding
Earnings per Share:
Dilutive shares	0	0	719,603
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities (in shares)	1,734,000	2,002,000						1,734,000	2,002,000
Calculation of dilutive shares used in calculation diluted earnings per share
Shares used in computation of basic earnings per share	39,127,000	48,513,000	51,491,000
Total dilutive effect of outstanding stock awards (in shares)			150,000
Weighted average shares outstanding-Diluted	39,127,000	48,513,000	51,641,000
Authorized share capital (in shares)	250,000,000	250,000,000		750,000,000	750,000,000	750,000,000	750,000,000
Par value of shares (in dollars per share)	$ 0.00375	$ 0.00375		$ 0.00125	$ 0.00125	$ 0.00125	$ 0.00125
Reverse share split ratio	0.33	0.33		0.33	0.33